Schedule of Allowance for Doubtful Accounts (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Summary Of Significant Accounting Policies Schedule Of Allowance For Doubtful Accounts 1	$ 29,517,614
Summary Of Significant Accounting Policies Schedule Of Allowance For Doubtful Accounts 2	65,499,431
Summary Of Significant Accounting Policies Schedule Of Allowance For Doubtful Accounts 3	(35,234,491)
Summary Of Significant Accounting Policies Schedule Of Allowance For Doubtful Accounts 4	(399,309)
Summary Of Significant Accounting Policies Schedule Of Allowance For Doubtful Accounts 5	1,315,434
Summary Of Significant Accounting Policies Schedule Of Allowance For Doubtful Accounts 6	60,698,679
Summary Of Significant Accounting Policies Schedule Of Allowance For Doubtful Accounts 7	9,756,807
Summary Of Significant Accounting Policies Schedule Of Allowance For Doubtful Accounts 8	(59,208,806)
Summary Of Significant Accounting Policies Schedule Of Allowance For Doubtful Accounts 9	(1,907,171)
Summary Of Significant Accounting Policies Schedule Of Allowance For Doubtful Accounts 10	(511,336)
Summary Of Significant Accounting Policies Schedule Of Allowance For Doubtful Accounts 11	$ 8,828,173